Investment in Weibo (Details) (USD $)	12 Months Ended			0 Months Ended			1 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 16, 2014	Mar. 28, 2014	Apr. 17, 2014	Apr. 30, 2014	Apr. 29, 2013
Investment in Weibo
Stock-based compensation charge recorded to reflect the difference between the proceeds received by employees and the fair value of the employee vested shares sold	$ 32,493,000	$ 47,101,000	$ 19,358,000
Investor option liability		29,504,000
Gain (loss) recognized as subsequent change in fair value of investor option liability	(46,972,000)	21,064,000
Deemed contribution recognized	76,476,000
Revenue derived from related parties	194,860,000	86,583,000	13,921,000
Alibaba
Investment in Weibo
Stock-based compensation charge recorded to reflect the difference between the proceeds received by employees and the fair value of the employee vested shares sold		27,100,000
Investor option liability				76,500,000				50,600,000
Gain (loss) recognized as subsequent change in fair value of investor option liability	(47,000,000)	21,100,000		(47,000,000)
Revenue derived from related parties	126,000,000	69,100,000
Alibaba | Class A ordinary shares
Investment in Weibo
Stock-based compensation charge recorded to reflect the difference between the proceeds received by employees and the fair value of the employee vested shares sold		27,100,000
Weibo
Investment in Weibo
Loans receivable								250,000,000
Reference interest rate		three month fixed-deposit rate of The People's Bank of China
Interest rate, minimum		2.55%
Interest rate, maximum		3.05%
Due from related party	1,700,000
Weibo
Investment in Weibo
Stock-based compensation charge recorded to reflect the difference between the proceeds received by employees and the fair value of the employee vested shares sold	13,779,000	31,242,000	1,837,000
Number of Class A shares converted from Class B shares					1
Weibo | Preferred shares
Investment in Weibo
Shares outstanding				30,046,154
Carrying Amount				479,612,000
Weibo | Class A ordinary shares
Investment in Weibo
Shares issued from conversion of preferred shares (in shares)							30,046,154
Number of votes each share is entitled to					1
Proceeds from IPO net of underwriting commissions and offering expenses						301,300,000
Total share ownership	43.00%
Weibo | Class A ordinary shares | IPO
Investment in Weibo
Number of shares issued						19,320,000	19,320,000
Weibo | Class B ordinary shares
Investment in Weibo
Number of votes each share is entitled to					3
Total share ownership	57.00%
Weibo | Alibaba
Investment in Weibo
Number of vested options repurchased								3,500,000
Stock-based compensation charge recorded to reflect the difference between the proceeds received by employees and the fair value of the employee vested shares sold		27,100,000
Revenue derived from related parties	107,600,000	49,100,000
Weibo | Alibaba | Preferred shares
Investment in Weibo
Fair value of preferred shares								481,000,000
Weibo | Alibaba | Class A ordinary shares
Investment in Weibo
Initial fair value of ordinary shares recognized as non-controlling interest								54,200,000
Weibo | Alibaba | Class A ordinary shares | IPO
Investment in Weibo
Number of ordinary shares acquired by investor						6,000,000
Weibo | Ali WB | Class A ordinary shares
Investment in Weibo
Number of shares issued						6,000,000
Weibo
Investment in Weibo
Deemed contribution recognized						61,200,000
Total share ownership	100.00%
Weibo | Class B ordinary shares
Investment in Weibo
Shares ownership percentage	57.00%
Weibo | Alibaba
Investment in Weibo
Amount invested in Weibo								585,800,000
Ownership interest on a fully diluted basis (as a percent)								18.00%
Maximum percentage of ownership interest in subsidiary to be reached under option granted						30.00%		30.00%
Threshold percentage of sale of shares including prior sales considered for expiration of option to increase ownership interest								25.00%
Threshold amount of equity valuation considered to calculate exercise price of option								5,500,000,000
Deemed contribution recognized						$ 15,300,000
Weibo | Alibaba | Preferred shares
Investment in Weibo
Number of shares of Weibo's purchased								30,000,000
Weibo | Alibaba | Class A ordinary shares
Investment in Weibo
Number of shares of Weibo's purchased								4,800,000
Ownership interest on a fully diluted basis (as a percent)	31.90%
Number of ordinary shares acquired by investor						29,990,778	29,990,778
Percentage of discount applied on IPO offering price per share to calculate exercise price of option								15.00%
Weibo | Ali WB | Class A ordinary shares
Investment in Weibo
Number of ordinary shares acquired by investor						21,067,300
Weibo | Others | Class A ordinary shares
Investment in Weibo
Ownership interest on a fully diluted basis (as a percent)	11.10%
Weibo | Weibo | Ali WB | Class A ordinary shares | Private placement
Investment in Weibo
Number of ordinary shares acquired by investor						2,923,478
Weibo | Company | Alibaba | Class A ordinary shares
Investment in Weibo
Number of ordinary shares acquired by investor						23,990,778
Percentage discount to IPO price applied to the shares acquired						15.00%